Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000027306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 99,999.97		$ 113,391.13	$ 136,692.21	$ 131,876.28	$ 166,186.28	$ 231,130.4	$ 239,042.19	$ 172,752.07	$ 164,841.85	$ 177,175.43	$ 251,424.35
C000027305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class N
Accumulated Value	10,000		11,310.61	13,601.65	13,089.24	16,452.31	22,826.35	23,547.56	16,976.41	16,158.4	17,327.08	24,533.26
C000027310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class N
Accumulated Value	10,000		10,514.97	11,227.26	11,023.18	12,247.6	13,146.95	12,976.49	11,267.27	12,020.84	12,201	13,085.87
C000125498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	99,999.99		105,281.62	112,523.96	110,590.2	123,113.66	132,427.01	131,030.72	114,007.6	121,817.9	123,951.74	133,158.21
MSCI AC Asia Pacific ex Japan C000027306 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		106,753.5629	146,236.3686	125,875.5636	149,989.239	183,651.6927	178,333.329	147,166.5066	158,000.2316	174,040.8873	225,493.903
MSCI AC Asia Pacific ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI AC Asia Pacific ex Japan Index
Accumulated Value	10,000		10,675.35629	14,623.63686	12,587.55636	14,998.9239	18,365.16927	17,833.3329	14,716.65066	15,800.02316	17,404.08873	22,549.3903
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,264.74776	10,628.30816	10,629.51623	11,556.05933	12,423.5305	12,231.95323	10,640.56076	11,228.85991	11,369.24726	12,199.30702
Bloomberg U S Aggregate Bond C000125498 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 100,000		$ 102,647.4776	$ 106,283.0816	$ 106,295.1623	$ 115,560.5933	$ 124,235.305	$ 122,319.5323	$ 106,405.6076	$ 112,288.5991	$ 113,692.4726	$ 121,993.0702